Accounts Receivable - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Taxi commission revenue receivables	$ 1,100	$ 1,300
Changes in the allowance for doubtful accounts	13	350	$ 1,219	$ 0
Accounts receivable	1,478	1,607	1,219	$ 0	$ 0
Guizhou Qianxi Green Environmentally Friendly Taxi Service Co
Accounts, Notes, Loans and Financing Receivable [Line Items]
Taxi commission revenue receivables		1,300	1,200
Changes in the allowance for doubtful accounts	$ 13	400
Accounts receivable		$ 400	$ 1,200